Revenue from Contracts with Customers - Transaction Price Allocated to Unsatisfied Performance Obligations (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	₩ 29,332	₩ 19,875	₩ 18,574
Micro-transaction revenue
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	25,290	17,159	16,787
Micro-transaction revenue | Online game
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	10,822	10,216	9,918
Micro-transaction revenue | Mobile game
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	14,468	6,943	6,869
Royalties and license fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	4,037	2,426	101
Royalties and license fees | Online game
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	448	164	49
Royalties and license fees | Mobile game
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	3,589	2,262	52
Others
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	₩ 5	₩ 290	₩ 1,686